Loss on financial instruments, net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Gain or Loss on Financial Instrument Recognized in the Consolidated Statements of Profit or Loss
The amounts that were recognized in the consolidated statement of profit or loss related to the results of financial instruments are detailed below:

	December 31,
	2024	2023	2022
(Loss) gain on derivative financial instruments and foreign currency exchange, net	(802)	3,813	(1,920)
Realized gain on financial instruments at FVTPL	251	—	510
Loss on sale of financial instruments at amortized cost	—	(3,858)	—
Realized gain on financial instruments at FVOCI	68	—	—
	(483)	(45)	(1,410)